CONVERTIBLE DEBENTURES FINANCING	12 Months Ended
Dec. 31, 2019
Convertible Debentures Financing
CONVERTIBLE DEBENTURES FINANCING

10. CONVERTIBLE DEBENTURES FINANCING

Convertible Debentures Financing 2015

On January 6, 2015, the Company closed a convertible debenture financing with two directors of the Company for the amount of $250,000. The convertible debentures matured on January 6, 2016, and bear interest at the rate of 12% per annum payable on a quarterly basis. The convertible debentures are convertible into common shares of the Company at a conversion price of $0.30 per share. The liability component of the convertible debentures was recognized initially at the fair value of a similar liability with no equity conversion option, which was calculated based on the application of a market interest rate of 25%. On the initial recognition of the convertible debentures, the amount of $222,006 was recorded under convertible debentures and the amount of $27,994 has been recorded under the equity portion of convertible debenture reserve.

During the year ended December 31, 2019, the Company recorded interest expense of $30,000 (2018 - $30,000). As of December 31, 2019, $250,000 of the convertible note is outstanding and past due plus accrued interest of $149,589 (2018 - $119,589). These convertible debentures are in default.

Convertible Debentures Financing 2013

During the year ended December 31, 2013, the Company issued several convertible debentures for a total amount of $975,000. The convertible debentures have a maturity date of 18 months from the date of closing, and bear interest at the rate of 15% per annum payable on a quarterly basis. The convertible debentures are convertible into common shares of the Company at a conversion price of $1.50 per share. The liability component of the convertible debenture was recognized initially at the fair value of a similar liability with no equity conversion option, which was calculated based on the application of a market interest rate of 20%. The difference between the $975,000 face value of the debentures and the fair value of the liability component was recognized in equity. On the initial recognition of the convertible debentures, the amount of $913,072 has been recorded under convertible debentures and the amount of $61,928 has been recorded under the equity portion of convertible debentures.

During the year ended December 31, 2019, the Company recorded interest expense of $15,000 (2018 - $15,000). As of December 31, 2019, $100,000 of the convertible notes are outstanding and past due plus accrued interest of $94,602 (2018 - $79,602 ). One convertible debenture is in default and another convertible debenture has been extended indefinitely.

The following table reconciles the fair value of the debentures to the carrying amount.

	Liability Component	Equity Component	Total
Balance, December 31, 2017	$504,191	$33,706	$537,897
Interest accrued	45,000	—	45,000
Balance, December 31, 2018	549,191	33,706	582,897
Interest accrued	45,000	—	45,000
Balance, December 31, 2019	$594,191	$33,706	$627,897